Income Taxes - Components of Federal and State Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			120 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012
Current
Federal
State
Total current
Deferred
Federal	(1,903)	(884)
State	(484)	(229)
Total deferred	(2,387)	(1,113)
Valuation allowance	2,387	1,113		2,387
Total income tax expense			[1]	[1]

[1]	The statement of operations for the year ended December 31, 2011 and for the period from January 1, 2003 (date of inception) to December 31, 2012 includes the results of operations of the carved-out Predecessor (RNAi) entity from the beginning of the periods presented to September 23, 2011 combined with the results of operations of RXi (Registrant) for the period September 24, 2011 to December 31, 2012.